Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	39 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025 [1]	Jun. 30, 2025	Jun. 30, 2025
Oberweis Micro-Cap Fund | Investor Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OBMCX
Average Annual Return, Percent		11.99%		23.91%	15.79%
Oberweis Micro-Cap Fund | Institutional Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OMCIX
Average Annual Return, Percent		12.31%		24.24%	16.08%
Oberweis Small-Cap Opportunities Fund | Investor Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OBSOX
Average Annual Return, Percent		3.17%		19.01%	12.47%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OBSIX
Average Annual Return, Percent		3.44%		19.32%	12.76%
Oberweis Global Opportunities Fund | Investor Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OBEGX
Average Annual Return, Percent		14.44%		9.24%	7.37%
Oberweis Global Opportunities Fund | Institutional Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OBGIX
Average Annual Return, Percent		14.74%		9.52%	7.64%
Oberweis China Opportunities Fund | Investor Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OBCHX
Average Annual Return, Percent		21.44%		(1.55%)	3.07%
Oberweis China Opportunities Fund | Institutional Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OCHIX
Average Annual Return, Percent		21.82%		(1.32%)	3.32%
Oberweis International Opportunities Fund | Investor Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OBIOX
Average Annual Return, Percent		28.99%		5.75%	6.42%
Oberweis International Opportunities Fund | Institutional Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OBIIX
Average Annual Return, Percent		29.24%		6.02%	6.69%
Oberweis Focused International Growth Fund | Institutional Class [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		27.63%	8.19%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500
Average Annual Return, Percent		15.16%		16.64%	13.65%
Russell Microcap Growth [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Microcap Growth
Average Annual Return, Percent		20.46%		5.21%	4.15%
Russell 2000 Growth [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth
Average Annual Return, Percent		9.73%		7.42%	7.14%
MSCI ACWI Small-Cap [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Small-Cap
Average Annual Return, Percent		13.57%		11.33%	7.44%
MSCI EAFE [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE
Average Annual Return, Percent		17.73%	9.25%	11.16%	6.51%
MSCI China [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China
Average Annual Return, Percent		33.78%		(0.99%)	2.11%
MSCI World ex-US Small-Cap Growth [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex-US Small-Cap Growth
Average Annual Return, Percent		22.12%		7.05%	6.61%

[1]	Since the inception of the Fund on April 1, 2022.